Document and Entity Information	Nov. 04, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001666134
Document Type	8-K/A
Document Period End Date	Nov. 04, 2024
Entity Registrant Name	BLACKLINE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37924
Entity Tax Identification Number	46-3354276
Entity Address, Address Line One	21300 Victory Boulevard
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	(818)
Local Phone Number	223-9008
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01, par value
Trading Symbol	BL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 7, 2024, BlackLine, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that Mark Partin had informed the Company of his retirement and intention to resign as Chief Financial Officer (“CFO”) of the Company, effective March 1, 2025, and the appointment of Patrick Villanova, the Company’s Chief Accounting Officer (“CAO”) to succeed Mr. Partin as CFO, as well as the appointment of Michelle Stalick, the Company’s Controller, to succeed Mr. Villanova as CAO. This Form 8-K/A is being filed solely to report compensation information for Mr. Villanova and Ms. Stalick that was unavailable at the time the Original Form 8-K was filed.